Summary of Option Transactions (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Exercise Price
Beginning Balance	$ 1.95	$ 1.97	$ 2.13
Options granted	$ 1.23	$ 1.09	$ 0.96
Options exercised	$ 0.79	$ 0.79
Options Forfeited / canceled / expired	$ 1.13	$ 1.28	$ 1.74
Ending Balance	$ 4.06	$ 1.95	$ 1.97
Exercisable at December 31	$ 4.67	$ 2.13	$ 2.15
Ending Balance	$ 4.06	$ 1.95	$ 1.97
No. of Shares
Beginning Balance	9,223	9,210	9,493
Options granted	328	620	2,070
Options exercised	(4,539)	(3)	0
Options Forfeited / canceled / expired	(1,882)	(604)	(2,353)
Ending Balance	3,130	9,223	9,210
Exercisable at December 31	2,595	7,770	7,584
Vested and expected to vest at December 31	3,130	9,223	9,210
Weighted- Average Remaining Contractual Term
Balance at December 31	5 years 2 months 16 days
Exercisable at December 31	4 years 6 months 11 days
Vested and expected to vest at December 31	5 years 2 months 16 days
Aggregate Intrinsic Value
Balance at December 31	$ 1,998
Exercisable at December 31	1,339
Vested and expected to vest at December 31	$ 1,998